SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Geological consulting fees – expensed		$ 5
Management fees – expensed	386	249
Salaries - expensed		81
Share-based payments	621	671
Total	$ 1,007	$ 1,006